Derivative Liability - Schedule of Assumptions for Valuation of Warrants (Details) - LMF ACQUISITION OPPORTUNITIES, INC.	Dec. 31, 2021 shares yr	Jan. 28, 2021 shares yr
Class A Common Stock Price
Class Of Warrant Or Right [Line Items]
Measurement Input | shares	10.04	9.9
Term in Years
Class Of Warrant Or Right [Line Items]
Measurement Input | yr	5.07	6
Risk Free Rate
Class Of Warrant Or Right [Line Items]
Measurement Input	1.27	0.58
Implied Volatility
Class Of Warrant Or Right [Line Items]
Measurement Input	11.6	12.1